SUBSEQUENT EVENTS (Details) - Subsequent Event $ / shares in Units, $ in Millions	Jan. 11, 2022 USD ($) Day $ / shares	Jan. 10, 2022 $ / shares shares
Subsequent Event [Line Items]
Forward Share Purchase Agreement, maximum shares (in shares) | shares		800,000
Forward Share Purchase Agreement, price (in usd per share)		$ 10.16
Convertible Senior Notes
Subsequent Event [Line Items]
Aggregate principal amount | $	$ 30
Interest rate	8.00%
Conversion share price (in usd per share)	$ 12.50
Stock price trigger (in usd per share)	$ 18.00
Threshold trading days | Day	20
Threshold consecutive trading days | Day	30
Redemption, period before maturity date	40 days
Redemption price percentage	100.00%
Redemption price percentage, fundamental change	100.00%